Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	35.00%	21.00%	30.62%	30.62%	30.86%
Reclassification Of Undistributed Earnings In Subsidiaries To Others [Member]
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Change in undistributed earnings of subsidaries reclassified to others				¥ (21,347)	¥ (1,972)